UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (219) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   May 4, 2001

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total:     30 items

Form 13F Information Table Value Total:  $145,502 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   None

No. __________________________________________________________________

Form 13F File Number 28-______________________________________________

Name _________________________________________________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                                                           FORM 13F INFORMATION TABLE
                        TITLE OF                VALUE    SHARES/  SH/ PUT/   INVSTMT   OTHER           VOTING AUTHORITY
  NAME OF ISSUER        CLASS       CUSIP       (x$1000) PRN AMT  PRN CALL   DSCRETN   MANAGERS  SOLE      SHARED  NONE
AMERICAN EXPRESS CO.    COM         025816109   1,357       32,850           SOLE                   32,850
ATLANTIS PLASTICS       COM         049156102      38       10,400           SOLE                   10,400
BANK ONE CORP           COM         06423A103     480       13,259           SOLE                   13,259
BELDEN, INC.            COM         077459105   5,745      286,550           SOLE                  281,200           5,350
BERKSHIRE HATHAWAY - B  COM         084670207   9,459        4,347           SOLE                    4,248              99
CITIGROUP INC           COM         172967101     255        5,667           SOLE                    5,667
CLAYTON HOMES           COM         184190106  21,231    1,761,900           SOLE                1,720,600          41,300
CNA SURETY CORP.        COM         12612L108   1,306       98,352           SOLE                   98,352
FRANKLIN ELECTRIC       COM         353514102     279        3,900           SOLE                    3,900
GILLETTE CO.            COM         375766102   6,847      219,665           SOLE                  214,615           5,050
HEARTLAND EXPRESS       COM         422347104  17,601      697,054           SOLE                  681,154          15,900
HON INDUSTRIES          COM         438092108  11,706      509,625           SOLE                  499,175          10,450
INTERPUBLIC GROUP       COM         460690100     306        8,900           SOLE                    8,900
J.P. MORGAN             COM         46625H100     211        4,700           SOLE                    4,700
KAYDON CORP.            COM         486587108     459       17,000           SOLE                   17,000
KEYCORP                 COM         493267108     233        9,038           SOLE                    9,038
LEGGETT AND PLATT       COM         524660107  12,974      674,650           SOLE                  661,050          13,600
MCDONALD'S CORP.        COM         580135101  12,367      465,810           SOLE                  456,710           9,100
MERCURY GENERAL         COM         589400100   8,042      247,450           SOLE                  243,100           4,350
MUELLER INDUSTRIES,
 INC.                   COM         624756102     535       17,813           SOLE                   17,813
PROGRESSIVE CORP.       COM         743315103  10,653      109,770           SOLE                  107,400           2,370
QUALITY DINING, INC.    COM         74756P105     122       50,000           SOLE                        0          50,000
SCHERING PLOUGH CORP.   COM         806605101     292        8,000           SOLE                    8,000
SKYLINE CORPORATION     COM         830830105     544       25,200           SOLE                   20,250           4,950
SUN  MICROSYSTEMS       COM         866810104     154       10,000           SOLE                   10,000
SUPREME INDS INC
 CLASS A                COM         868607102     102       31,500           SOLE                   31,500
TORCHMARK               COM         891027104  10,115      260,500           SOLE                  255,300           5,200
WABASH NATIONAL CORP.   COM         929566107  11,078    1,080,780           SOLE                1,060,455          20,325
WALT DISNEY HOLDING
 COMPANY                COM         254687106     389       13,600           SOLE                   13,600
WELLS FARGO & CO        COM         949746101     623       12,600           SOLE                   12,600